Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Summary of Options Outstanding	Options outstanding

For the years ended December 31,	2025		2024
	Number of options (in millions)	Weighted average exercise price	Number of options (in millions)	Weighted average exercise price
Outstanding, January 1	11	$23.35	16	$22.73
Exercised	(3)	22.86	(5)	21.56
Outstanding, December 31	8	$23.51	11	$23.35
Exercisable, December 31	8	$23.51	6	$22.66

Summary of Range of Exercise Prices of Outstanding Share Options

	Options outstanding			Options exercisable
For the year ended December 31, 2025	Number of options (in millions)	Weighted average exercise price	Weighted average remaining contractual life (in years)	Number of options (in millions)	Weighted average exercise price	Weighted average remaining contractual life (in years)
$17.59 - $20.99	1	$17.59	0.15	1	$17.59	0.15
$21.00 - $24.73	7	$23.94	3.16	7	$23.94	3.16
Total	8	$23.51	2.96	8	$23.51	2.96

Summary of Deferred Share Units

For the years ended December 31,
Number of DSUs (in thousands)	2025	2024
Outstanding, January 1	2,050	1,963
Issued	187	193
Reinvested	71	86
Redeemed	(634)	(191)
Forfeitures and cancellations	(3)	(1)
Outstanding, December 31	1,671	2,050